Bank and other borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Analysis of Bank and Other Borrowings

Bank and other borrowings were analyzed as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Current portion:
Bank borrowings - secured	6,056,487	6,098,608	7,708,640
Bank overdraft - secured	910,930	859,639	1,086,584
Other borrowings - secured	621,729	666,055	841,893
Other borrowings - unsecured	-	141,980	179,463
Total current portion	7,589,146	7,766,282	9,816,580

Non-current portion:
Bank borrowings - secured	287,500	137,500	173,800
Total non-current portion	287,500	137,500	173,800

Total bank and other borrowings	7,876,646	7,903,782	9,990,380

Schedule of Bank and Other Borrowings

Bank and other borrowings as of June 30, 2023 and 2024 were as follows:

		Maturity		Weighted average interest rate as of June 30,	Weighted average interest rate as of June 30,	Balance as of June 30,
Lender	Type	date	Currency	2023	2024	2023	2024	2024
						GBP	GBP	US$
DBS Bank (Hong Kong) Limited(1)	Overdraft	On demand	HK$	6.38%	6.50%	910,930	859,639	1,086,583
DBS Bank (Hong Kong) Limited(1)	Trading finance	Within 1 year	HK$	5.88%	6.00%	648,635	644,821	815,054
DBS Bank (Hong Kong) Limited(1))	Term loan	December 30, 2036	HK$	2.78%	6.00%	676,371	649,464	820,922
DBS Bank (Hong Kong) Limited(1)	Term loan	October 29, 2034	US$	6.00%	-	79,722	-	-
DBS Bank (Hong Kong) Limited(1)	Term loan	June 30, 2032	HK$	2.78%	6.00%	210,401	194,775	246,196
DBS Bank (Hong Kong) Limited(6)	Term loan	September 13, 2033	HK$	-	3.63%	-	405,010	511,933
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	November 12, 2029	HK$	3.50%	3.62%	144,340	125,791	159,000
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	August 7, 2028	HK$	3.50%	3.62%	102,748	85,555	108,142
Standard Chartered Bank (Hong Kong) Limited(2)	Term loan	December 7, 2028	HK$	3.50%	3.62%	131,798	111,336	140,728
China Citic Bank International (3)	Revolving loan	Within one year	HK$	4.50%	5.00%	1,878,075	1,905,457	2,408,497
China Citic Bank International (3)	Term loan	July 9, 2042	HK$	3.25%	5.46%	947,218	930,828	1,176,567
China Citic Bank International (3)	Revolving loan	Within one year	HK$	6.34%	5.90%	256,564	260,304	329,024
Bank of East Asia(2)	Term loan	January 27, 2030	HK$	3.50%	3.50%	142,021	124,342	157,168
Bank of Communications Hong Kong(2)	Term loan	April 7, 2027	HK$	4.88%	5.13%	450,656	346,487	437,959
Bank of Communications Hong Kong(2)	Term loan	May 16, 2026	HK$	7.54%	6.84%	237,938	164,438	207,850
Natwest Westminster Bank Plc(4)	Term loan	July 20, 2026	GBP	5.01%	5.01%	308,333	208,333	263,333
Natwest Westminster Bank Plc(4)	Term loan	January 21, 2026	GBP	5.21%	5.21%	129,167	79,167	100,067
Arbuthnot Latham & Co. Limited(5)	Trading finance	Within 1 year	GBP	6.23%	6.23%	621,729	666,055	841,894
RCH Capital Limited	Trading finance	Within 1 year	GBP	-	24.21%	-	141,980	179,463
Total						7,876,646	7,903,782	9,990,380
Less: current maturities						(7,589,146)	(7,766,282)	(9,816,580)
Non-current maturities						287,500	137,500	173,800

(1) The banking facilities were secured as follows:

(a) Unlimited personal guarantees by Mr. Michael Lau and Mr. Kevin Cox;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau, the former shareholder of Sky Shadow Limited;

(c) Unlimited personal guarantees by Mr. Edley Ying Sang Lau and Mrs. Agnes Lai Yung Lau To, immediate family members of Mr. Michael Lau;

(d) Legal charge over certain properties owned by Mr. Edley Ying Sang Lau and Mrs. Agnes Lai Yung Lau To and also assignment of insurance policies in respect of the above properties;

(e) Corporate guarantees by certain subsidiaries of the Company; and

(f) Assignment of benefit from life insurance premium assets held by the Company.

(2) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau; and

(c) Corporate guarantee by HKMC Insurance Limited under the SME Financing Guarantee Scheme.

(3) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau;

(b) Unlimited personal guarantee by Mr. Tom Ko Yuen Lau;

(c) Legal charge over certain properties owned by AGL, CLL, LPL and PML;

(d) Corporate guarantees by certain subsidiaries of the Company; and

(e) Assignment of benefit from life insurance premium assets held by the Company.

(4) The banking facilities were secured as follows:

(a) Corporate guarantees by certain subsidiaries of the Company;

(b) Legal charge over the assets of Energys Group Limited (UK) and ECSL; and

(c) Guarantee under the Coronavirus Business Interruption Loan Scheme in the United Kingdom.

(5) The banking facilities were secured as follows:

(a) Limited personal guarantee of Mr. Kevin Cox;

(b) Performance warranty provided by Mr. Kevin Cox and Mr. Alan Robinson, staff of ECSL; and

(c) Legal charge over the assets of Energys Group Limited (UK), ECSL and Energys Services Ltd.

(6) The banking facilities were secured as follows:

(a) Unlimited personal guarantee by Mr. Michael Lau; and

(b) Corporate guarantee by HKMC Insurance Limited under the SME Financing Guarantee Scheme.

Schedule of Loan Type in Terms of Currency

Loan type in terms of currency	In US$	In HK$	In GBP	Total
	GBP	GBP	GBP	GBP
Within one year	79,722	6,817,417	771,729	7,589,146
2024/2025	-	-	150,000	150,000
2025/2026	-	-	137,500	137,500
Carrying value	79,722	6,817,417	1,059,229	7,876,646

As of June 30, 2024

Loan type in terms of currency	In US$	In HK$	In GBP	Total	Total
	GBP	GBP	GBP	GBP	US$
Within one year	-	6,808,247	958,035	7,766,282	9,816,580
2025/2026	-	-	137,500	137,500	173,800
2026/2027	-	-	-	-	-
Carrying value	-	6,808,247	1,095,535	7,903,782	9,990,380